As filed with the Securities and Exchange Commission on October 10, 2017
1933 Act File No. 033-57986
1940 Act File No. 811-07470
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 90	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 91	[ X ]
(Check appropriate box or boxes.)

EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on November 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE SERIES TRUST
CONTENTS OF REGISTRATION STATEMENT
Explanatory Note

This Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying, until November 9, 2017, the effectiveness of the registration statement for Eagle Series Trust, filed in Post-Effective Amendment No. 88 ("PEA No. 88") on June 30, 2017, accession number 0000898432-17-000693, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  Since no other changes are intended to be made to PEA No. 88 by means of this filing, Parts A, B and C of PEA No. 88 are incorporated herein by reference.

PART A – PROSPECTUS

The Combined Prospectus for Class A, Class C, Class Y, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Carillon ClariVest Capital Appreciation Fund, Carillon Eagle Growth & Income Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund, Carillon Eagle Smaller Company Fund, Carillon Cougar Tactical Allocation Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund and Carillon Reams Unconstrained Bond Fund is incorporated herein by reference to Part A of PEA No. 88.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Combined Statement of Additional Information for Class A, Class C, Class Y, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Carillon ClariVest Capital Appreciation Fund, Carillon Eagle Growth & Income Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund, Carillon Eagle Smaller Company Fund, Carillon Cougar Tactical Allocation Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund and Carillon Reams Unconstrained Bond Fund is incorporated herein by reference to Part B of PEA No. 88.

PART C – OTHER INFORMATION

The Part C of Form N-1A is incorporated herein by reference to Part C of PEA No. 88.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of October 10, 2017.
EAGLE SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 90 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	October 10, 2017

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	October 10, 2017

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	October 10, 2017

/s/ John Carter* John Carter	Trustee	October 10, 2017

/s/ Court James Court James	Trustee	October 10, 2017

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	October 10, 2017

/s/ William J. Meurer* William J. Meurer	Trustee	October 10, 2017

/s/ Liana O'Drobinak* Liana O'Drobinak	Trustee	October 10, 2017

/s/ Stephen Roussin* Stephen Roussin	Trustee	October 10, 2017

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	October 10, 2017

/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	October 10, 2017

*By: /s/ Susan L. Walzer Susan L. Walzer Attorney-In-Fact